SHARE BASED COMPENSATION (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				6 Months Ended		12 Months Ended
	Apr. 14, 2022 shares	Sep. 22, 2021 $ / shares shares	Oct. 31, 2019 $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jul. 05, 2021 shares	Nov. 12, 2019 shares	Oct. 29, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of options				10 years	10 years
Stock split ratio			0.01
Shares authorized											100,000
Share-based compensation expenses				¥ 4,528	$ 676	¥ 15,897
Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized			700,000		70,000,000			70,000,000		70,000,000	71,369
Par value | $ / shares			$ 0.01		$ 0.01			$ 0.01
Class A ordinary shares | Dr. Yu
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued		106,395
Share Price | $ / shares		$ 3.49
Class B ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized			300,000		30,000,000			30,000,000		30,000,000	28,631
Par value | $ / shares			$ 0.01		$ 0.01			$ 0.01
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants			1,105,300		329,686
2019 Plan | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants							650,000	889,614	1,885,300
2019 Plan | Maximum | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years	4 years
Share Price | $ / shares							$ 12	$ 7.56
2019 Plan | Minimum | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						0 years	0 years
Share Price | $ / shares							$ 3.78	$ 0
2022 plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2022 plan | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants					95,016
Options granted				2,704,984	2,704,984
2022 plan | Maximum | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years	4 years
Share Price | $ / shares					$ 0.05
2022 plan | Minimum | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				0 years	0 years
Share Price | $ / shares					$ 0
Stock options | 2022 plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized for option grants	2,800,000